Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Gross revenue	$ 4,576.8	$ 4,730.1
Less subconsultant and other direct expenses	940.7	1,045.6
Net revenue	3,636.1	3,684.5
Direct payroll costs	1,672.8	1,754.0
Project margin	1,963.3	1,930.5
Administrative and marketing expenses	1,423.6	1,352.9
Depreciation of property and equipment	53.9	57.9
Depreciation of lease assets	107.9	117.7
Amortization of intangible assets	60.0	53.2
Net impairment of lease assets and property and equipment	24.8	78.6
Net interest expense	37.9	49.2
Other net finance expense	5.4	4.9
Foreign exchange loss	4.0	1.5
Other income	(17.2)	(2.1)
Income before income taxes and discontinued operations	263.0	216.7
Income taxes
Current	66.7	79.5
Deferred	(4.4)	(21.9)
Total income taxes	62.3	57.6
Net income for the year from continuing operations	200.7	159.1
Discontinued operations
Net income from discontinued operations, net of tax	0.0	12.0
Net income for the year	$ 200.7	$ 171.1
Earnings per share, basic
Continuing operations (in cad per share)	$ 1.80	$ 1.43
Discontinued operations(in cad per share)	0	0.11
Total basic earnings per share (in cad per share)	1.80	1.53
Earnings per share, diluted
Continuing operations (in cad per share)	1.80	1.42
Discontinued operations (in cad per share)	0	0.11
Total diluted earnings per share (in cad per share)	$ 1.80	$ 1.53